James Alpha Funds Trust D/B/A EASTERLY FUNDS TRUST (the “TRUST”)

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Small Cap Value Fund	SNWAX	SNWCX	SNWIX	SNWRX
Easterly Snow Long/Short Opportunity Fund	SNOAX	SNOCX	SNOIX	SNORX

Supplement dated August 29, 2025 to the Prospectus and Statement of Additional Information each dated July 1, 2025

This Supplement updates and supersedes any contrary information contained in the Prospectus and Statement of Additional Information.

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser, has approved the following change effective August 31, 2025.

Fiscal and Tax-Year End Change

The fiscal and tax-year end of the Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund will change from February 28 to August 31.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated July 1, 2025. Please retain this Supplement for future reference.